CONCENTRATIONS (Details Textuals) - Customer Concentration Risk [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Illumitex [Member]
Concentration Risk [Line Items]
Purchasing concentration amount		$ 44,970
Percentage of concentration		71.00%
Third Coast Pump & Equipment [Member]
Concentration Risk [Line Items]
Purchasing concentration amount	$ 29,500
Percentage of concentration	37.00%